CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 389,375	$ 253,021
Accounts receivable—trade, net	516,925	644,180
Accounts receivable—other, net	19,382	29,490
Inventories	120,440	139,690
Deferred costs	66,769	59,449
Other current assets	28,500	13,486
Current assets of discontinued operations	222,399	134,213
Total current assets	1,363,790	1,273,529
Deferred tax asset	3,658	5,620
Property, equipment, and other assets—net	98,657	82,382
Goodwill	202,858	161,503
Other intangible assets—net	82,007	44,093
Non-current assets of discontinued operations	133,835	86,342
TOTAL ASSETS	1,884,805	1,653,469
Current liabilities:
Accounts payable	324,580	282,194
Accounts payable—floor plan	89,527	105,104
Salaries and commissions payable	42,219	41,683
Deferred revenue	152,631	134,190
Other current liabilities	22,463	27,310
Current liabilities of discontinued operations	166,463	66,509
Total current liabilities	797,883	656,990
Deferred tax liability—long-term	1,454	0
Deferred revenue—long-term	81,759	68,464
Other liabilities	13,540	12,460
Non-current liabilities of discontinued operations	12,546	13,776
TOTAL LIABILITIES	907,182	751,690
COMMITMENTS AND CONTINGENCIES (Note 11)
Preferred stock, $0.01 per share par value; 2,000 shares authorized none outstanding	0	0
Common stock, $0.01 per share par value; 50,000 shares authorized; 26,526 outstanding at March 31, 2025, and 26,952 outstanding at March 31, 2024	276	274
Additional paid-in capital	193,698	180,058
Treasury stock, at cost, 1,056 shares at March 31, 2025, and 447 shares at March 31, 2024	(70,748)	(23,811)
Retained earnings	850,956	742,978
Accumulated other comprehensive income—foreign currency translation adjustment	3,441	2,280
Total Stockholders' Equity	977,623	901,779
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,884,805	$ 1,653,469